Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 3,040	$ 2,548
Foreign operations subject to different tax rates	(487)	(485)
Other (including Enron settlement)	(68)	(51)
Income tax expense	$ 2,485	$ 2,012
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	27.80%	27.80%
Foreign operations subject to different tax rates, percentage	(4.50%)	(5.40%)
Other	(0.60%)	(0.50%)
Income taxes in the consolidated statement of income, percentage	22.70%	21.90%